Treasury Instruments - Unpledged and Pledged - Unpledged as Collateral (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Treasury Instruments [Abstract]
Treasury instruments (non-current)	$ 99.6	$ 361.2
Treasury instruments (current)	3,469.1	2,544.4
Treasury instruments	$ 3,568.7	$ 2,905.6